UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Accumulative Fund (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 0.8%
Under Armour, Inc., Class A(A)	665	$10,959

Broadcasting – 1.5%
CBS Corp., Class B	355	20,590

Cable & Satellite – 1.6%
Comcast Corp., Class A	585	22,511

Leisure Facilities – 1.0%
Vail Resorts, Inc.	60	13,687

Movies & Entertainment – 2.0%
Walt Disney Co. (The)	280	27,600

Restaurants – 5.3%
Chipotle Mexican Grill, Inc., Class A(A)	55	16,931
McDonalds Corp.	125	19,585
Starbucks Corp.(B)	490	26,318
YUM! Brands, Inc.(A)	285	11,391

		74,225

Total Consumer Discretionary – 12.2%		169,572
Consumer Staples

Food Distributors – 0.6%
U.S. Foods Holding Corp.(A)	300	8,010

Household Products – 0.7%
Church & Dwight Co., Inc.	200	9,690

Hypermarkets & Super Centers – 1.9%
Costco Wholesale Corp.	165	27,108

Packaged Foods & Meats – 5.1%
Hershey Foods Corp.	110	12,008
Kellogg Co.	200	12,474
Kraft Foods Group, Inc.	245	19,000
Mondelez International, Inc., Class A	495	20,127
Pinnacle Foods, Inc.	140	8,004

		71,613

Soft Drinks – 1.0%
PepsiCo, Inc.	120	13,371

Tobacco – 2.6%
Altria Group, Inc.	250	15,855
Philip Morris International, Inc.	187	20,759

		36,614

Total Consumer Staples – 11.9%		166,406
Energy

Oil & Gas Equipment & Services – 2.7%
Halliburton Co.	375	17,261
Schlumberger Ltd.	300	20,928

		38,189

Oil & Gas Exploration & Production – 2.8%
ConocoPhillips	440	22,022
Pioneer Natural Resources Co.	115	16,967

		38,989

Total Energy – 5.5%		77,178

Financials
Diversified Banks – 1.9%
Bank of America Corp.	1,075	27,240

Other Diversified Financial Services – 4.6%
Citigroup, Inc.	375	27,278
JPMorgan Chase & Co.	385	36,771

		64,049

Regional Banks – 1.9%
PNC Financial Services Group, Inc. (The)	160	21,563
Western Alliance Bancorp.(A)	85	4,512

		26,075

Total Financials – 8.4%		117,364
Health Care

Biotechnology – 10.4%
ACADIA Pharmaceuticals, Inc.(A)	420	15,822
Alexion Pharmaceuticals, Inc.(A)	155	21,745
BioMarin Pharmaceutical, Inc.(A)	247	22,988
Celgene Corp.(A)	60	8,749
Gilead Sciences, Inc.	340	27,547
Incyte Corp.(A)	107	12,491
Shire Pharmaceuticals Group plc ADR	150	22,971
Vertex Pharmaceuticals, Inc.(A)	85	12,923

		145,236

Health Care Equipment – 3.7%
DexCom, Inc.(A)	280	13,699
Edwards Lifesciences Corp.(A)	200	21,862
Penumbra, Inc.(A)	113	10,204
Tactile Systems Technology, Inc.(A)	210	6,500

		52,265

Health Care Facilities – 1.0%
Acadia Healthcare Co., Inc.(A)	280	13,373

Health Care Services – 0.8%
Teladoc, Inc.(A)	335	11,105

Health Care Technology – 0.4%
Evolent Health, Inc., Class A(A)	290	5,162

Pharmaceuticals – 4.7%
Allergan plc	78	15,986
Bristol-Myers Squibb Co.	275	17,528
Impax Laboratories, Inc.(A)	130	2,639
Jazz Pharmaceuticals plc(A)	175	25,594
Revance Therapeutics, Inc.(A)	141	3,878

		65,625

Total Health Care – 21.0%		292,766
Industrials

Aerospace & Defense – 3.5%
Lockheed Martin Corp.	80	24,823
Northrop Grumman Corp.	64	18,414
United Technologies Corp.	45	5,224

		48,461

Air Freight & Logistics – 3.0%
FedEx Corp.	98	21,994
XPO Logistics, Inc.(A)	300	20,334

		42,328

Airlines – 0.4%
Delta Air Lines, Inc.	105	5,063

Construction Machinery & Heavy Trucks – 3.6%
PACCAR, Inc.	260	18,808
WABCO Holdings, Inc.(A)	115	17,020
Westinghouse Air Brake Technologies Corp.	185	14,014

		49,842

Industrial Machinery – 0.6%
Woodward, Inc.	115	8,925

Trucking – 0.6%
Schneider National, Inc., Class B	320	8,096

Total Industrials – 11.7%		162,715
Information Technology

Application Software – 1.5%
8x8, Inc.(A)	210	2,835
Ellie Mae, Inc.(A)	132	10,841
Tyler Technologies, Inc.(A)	44	7,670

		21,346

Data Processing & Outsourced Services – 2.1%
MasterCard, Inc., Class A	140	19,768
Square, Inc., Class A(A)	340	9,795

		29,563

Home Entertainment Software – 1.3%
Electronic Arts, Inc.(A)	155	18,299

Internet Software & Services – 0.5%
Shopify, Inc., Class A(A)	55	6,407

Semiconductor Equipment – 0.9%
Applied Materials, Inc.	235	12,241

Semiconductors – 9.7%
Analog Devices, Inc.	285	24,559
Broadcom Corp., Class A	120	29,105
Integrated Device Technology, Inc.(A)	180	4,784
Intel Corp.	645	24,562
QUALCOMM, Inc.	195	10,109
Texas Instruments, Inc.	300	26,892
Xilinx, Inc.	215	15,228

		135,239

Systems Software – 5.9%
Microsoft Corp.	860	64,062
ServiceNow, Inc.(A)	155	18,217

		82,279

Technology Hardware, Storage & Peripherals – 5.5%
Apple, Inc.	500	77,060

Total Information Technology – 27.4%		382,434
Utilities
Electric Utilities – 1.0%
Duke Energy Corp.	165	13,847

Total Utilities – 1.0%		13,847

TOTAL COMMON STOCKS – 99.1%		$1,382,282
(Cost: $1,150,351)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
Apple, Inc.,
Call $162.50, Expires 10-13-17	450	45	7
QUALCOMM, Inc.,
Call $55.00, Expires 11-17-17	500	50	35
S&P 500 Index,
Put $2,475.00, Expires 10-20-17	100	10	60

TOTAL PURCHASED OPTIONS – 0.0%			$102
(Cost: $292)

SHORT-TERM SECURITIES		Principal
Commercial Paper(C) – 1.4%
BorgWarner, Inc., 1.380%, 10-5-17		$5,000	4,999
J.M. Smucker Co. (The), 1.371%, 10-6-17		5,000	4,999
Sonoco Products Co., 1.330%, 10-2-17		4,268	4,267
Wisconsin Gas LLC, 1.190%, 10-4-17		5,000	4,999

			19,264

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10-4-17(D)		1,510	1,510

TOTAL SHORT-TERM SECURITIES – 1.5%			$20,774
(Cost: $20,776)

TOTAL INVESTMENT SECURITIES – 100.6%			$1,403,158
(Cost: $1,171,419)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6)%			(8,745)

NET ASSETS – 100.0%			$1,394,413

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $1,278 have been pledged as collateral on open futures contracts.
(C)	Rate shown is the yield to maturity at September 30, 2017.
(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following futures contracts were outstanding at September 30, 2017 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
E-mini S&P 500 Index	Short	160	12-15-17	8	$(20,129)	$(173)

The following written options were outstanding at September 30, 2017 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Apple, Inc.	N/A	Put	450	45	October 2017	$150.00	$44	$(32)
Celgene Corp.	N/A	Call	200	20	October 2017	152.50	28	(28)
United Technologies Corp.	N/A	Call	400	40	October 2017	116.00	42	(67)
WABCO Holdings, Inc.	N/A	Call	150	15	October 2017	155.00	41	(20)

							$155	$(147)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,382,282	$—	$—
Purchased Options	102	—	—
Short-Term Securities	—	20,774	—
Total	$1,382,384	$20,774	$—
Liabilities
Futures Contracts	$173	$—	$—
Written Options	$127	$20	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,171,419

Gross unrealized appreciation	273,097
Gross unrealized depreciation	(41,358)

Net unrealized appreciation	$231,739

SCHEDULE OF INVESTMENTS Continental Income Fund (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Automotive Retail – 0.5%
O’Reilly Automotive, Inc.(A)	33	$7,172

Cable & Satellite – 1.3%
Comcast Corp., Class A	468	18,024

Casinos & Gaming – 1.6%
Las Vegas Sands, Inc.	360	23,117

General Merchandise Stores – 0.7%
Dollar General Corp.	130	10,528

Home Improvement Retail – 1.5%
Lowe’s Co., Inc.	258	20,597

Hotels, Resorts & Cruise Lines – 2.3%
Carnival Corp.	516	33,299

Movies & Entertainment – 1.4%
Twenty-First Century Fox, Inc.	785	20,255

Restaurants – 1.1%
YUM! Brands, Inc.	209	15,392

Total Consumer Discretionary – 10.4%		148,384
Consumer Staples

Brewers – 1.1%
Anheuser-Busch InBev S.A. ADR	131	15,569

Drug Retail – 0.5%
CVS Caremark Corp.	84	6,798

Packaged Foods & Meats – 0.9%
Kraft Foods Group, Inc.	166	12,842

Total Consumer Staples – 2.5%		35,209
Energy
Integrated Oil & Gas – 1.5%
Chevron Corp.	174	20,480

Oil & Gas Equipment & Services – 1.2%
Schlumberger Ltd.	239	16,638

Oil & Gas Exploration & Production – 1.6%
Newfield Exploration Co.(A)	351	10,423
Noble Energy, Inc.	401	11,373

		21,796

Oil & Gas Refining & Marketing – 0.4%
Phillips 66	65	5,918

Total Energy – 4.7%		64,832
Financials

Diversified Banks – 2.2%
Northern Trust Corp.	174	15,959
Wells Fargo & Co.	280	15,442

		31,401

Financial Exchanges & Data – 1.8%
Intercontinental Exchange, Inc.	373	25,598

Investment Banking & Brokerage – 1.5%
Goldman Sachs Group, Inc. (The)	90	21,442

Life & Health Insurance – 1.5%
MetLife, Inc.	365	18,972
MetLife, Inc.(A)	33	2,019

		20,991

Other Diversified Financial Services – 2.6%
JPMorgan Chase & Co.	378	36,074

Regional Banks – 1.9%
PNC Financial Services Group, Inc. (The)	200	26,887

Total Financials – 11.5%		162,393
Health Care
Biotechnology – 2.6%
Biogen, Inc.(A)	60	18,787
BioMarin Pharmaceutical, Inc.(A)	94	8,711
Shire Pharmaceuticals Group plc ADR	56	8,637

		36,135

Health Care Services – 1.4%
Laboratory Corp. of America Holdings(A)	136	20,487

Managed Health Care – 2.1%
Anthem, Inc.	47	8,886
UnitedHealth Group, Inc.	106	20,780

		29,666

Pharmaceuticals – 2.9%
Allergan plc	82	16,868

Pfizer, Inc.	538	19,217
Teva Pharmaceutical Industries Ltd. ADR	260	4,569

		40,654

Total Health Care – 9.0%		126,942
Industrials

Aerospace & Defense – 0.9%
United Technologies Corp.	114	13,187

Building Products – 1.0%
Johnson Controls, Inc.	348	14,032

Construction Machinery & Heavy Trucks – 1.4%
Allison Transmission Holdings, Inc.	190	7,142
PACCAR, Inc.	172	12,464

		19,606

Industrial Machinery – 0.9%
Parker Hannifin Corp.	76	13,249

Railroads – 1.8%
Union Pacific Corp.	222	25,757

Trucking – 1.2%
Knight Transportation, Inc.(A)	422	17,538

Total Industrials – 7.2%		103,369
Information Technology

Application Software – 2.3%
Autodesk, Inc.(A)	294	32,948

Data Processing & Outsourced Services – 1.3%
MasterCard, Inc., Class A	132	18,610

IT Consulting & Other Services – 1.4%
Cognizant Technology Solutions Corp., Class A	278	20,181

Semiconductor Equipment – 0.9%
Applied Materials, Inc.	246	12,819

Semiconductors – 2.5%
Integrated Device Technology, Inc.(A)	343	9,120
Intel Corp.	585	22,288
QUALCOMM, Inc.	82	4,240

		35,648

Systems Software – 2.0%
Microsoft Corp.	383	28,493

Technology Hardware, Storage & Peripherals – 2.7%
Apple, Inc.	247	38,041

Total Information Technology – 13.1%		186,740
Materials
Commodity Chemicals – 1.0%
Valvoline, Inc.	619	14,509

Specialty Chemicals – 1.6%
PPG Industries, Inc.	213	23,177

Total Materials – 2.6%		37,686
Real Estate

Specialized REITs – 0.4%
Crown Castle International Corp.	60	6,029

Total Real Estate – 0.4%		6,029

TOTAL COMMON STOCKS – 61.4%		$871,584
(Cost: $690,601)

PREFERRED STOCKS
Energy

Integrated Oil & Gas – 0.9%
Hess Corp., Convertible, 8.000%	225	13,266

Total Energy – 0.9%		13,266
Financials

Investment Banking & Brokerage – 0.4%
Morgan Stanley, 5.850%	200	5,468

Other Diversified Financial Services – 0.4%
Citigroup, Inc., 6.300%	180	4,892

Regional Banks – 0.1%
First Republic Bank, Series G, 5.500%	64	1,672

Total Financials – 0.9%		12,032
Health Care

Managed Health Care – 0.7%
Anthem, Inc., 5.250%	205	10,720

Pharmaceuticals – 2.1%
Allergan plc, Convertible Series A, 5.500%	27	19,552

Teva Pharmaceutical Industries Ltd., Convertible, 7.000%	27	9,305

		28,857

Total Health Care – 2.8%		39,577
Industrials

Environmental & Facilities Services – 0.7%
Stericycle, Inc., 5.250%	167	9,826

Total Industrials – 0.7%		9,826
Materials

Commodity Chemicals – 0.7%
A. Schulman, Inc., Convertible, 6.000%	11	9,421

Total Materials – 0.7%		9,421
Telecommunication Services

Integrated Telecommunication Services – 0.1%
Frontier Communications Corp., Convertible Series A, 11.125%	86	1,655

Total Telecommunication Services – 0.1%		1,655

TOTAL PREFERRED STOCKS – 6.1%		$85,777
(Cost: $115,307)

ASSET-BACKED SECURITIES	Principal
AerCap Ireland Capital Designated Activity Co. and AerCap Global Aviation Trust, 3.650%, 7-21-27	$4,250	4,232

TOTAL ASSET-BACKED SECURITIES – 0.3%		$4,232
(Cost: $4,229)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.5%
Under Armour, Inc., 3.250%, 6-15-26	6,800	6,320

Auto Parts & Equipment – 0.1%
Lear Corp., 3.800%, 9-15-27	2,000	1,991

Automobile Manufacturers – 0.1%
General Motors Co., 4.200%, 10-1-27	1,250	1,268

Broadcasting – 0.3%
Discovery Communications LLC:
3.300%, 5-15-22	900	907
2.950%, 3-20-23	1,000	1,001
3.950%, 3-20-28	2,000	1,994

		3,902

General Merchandise Stores – 0.1%
Dollar General Corp., 1.875%, 4-15-18	750	751

Homebuilding – 0.1%
Toll Brothers Finance Corp., 4.375%, 4-15-23	1,000	1,045

Hotels, Resorts & Cruise Lines – 0.2%
Wyndham Worldwide Corp.:
4.150%, 4-1-24	500	507
4.500%, 4-1-27	2,000	2,006

		2,513

Internet & Direct Marketing Retail – 0.2%
Amazon.com, Inc., 2.800%, 8-22-24(B)	1,000	1,002
Expedia, Inc., 3.800%, 2-15-28(B)	2,000	1,981

		2,983

Publishing – 0.1%
Thomson Reuters Corp., 3.350%, 5-15-26	1,120	1,115

Total Consumer Discretionary – 1.7%		21,888
Consumer Staples

Brewers – 0.0%
Molson Coors Brewing Co., 3.000%, 7-15-26	800	778

Distillers & Vintners – 0.0%
Beam, Inc., 1.750%, 6-15-18	750	749

Household Products – 0.3%
Clorox Co. (The), 3.100%, 10-1-27	1,500	1,492
Colgate-Palmolive Co., 3.700%, 8-1-47	2,500	2,463

		3,955

Tobacco – 0.2%
BAT International Finance plc, 2.750%, 6-15-20(B)	2,400	2,439

Total Consumer Staples – 0.5%		7,921
Energy

Integrated Oil & Gas – 0.4%
Hess Corp., 4.300%, 4-1-27	4,950	4,925

Oil & Gas Drilling – 0.7%
Nabors Industries Ltd., Convertible, 0.750%, 1-15-24(B)	12,600	10,245

Oil & Gas Equipment & Services – 0.2%
Schlumberger Holding Corp., 2.350%, 12-21-18(B)	3,150	3,168

Oil & Gas Exploration & Production – 0.7%
BP Capital Markets plc (GTD by BP plc):
2.241%, 9-26-18	2,850	2,867
2.315%, 2-13-20	1,500	1,513
Concho Resources, Inc., 4.375%, 1-15-25	4,400	4,631
ONEOK Partners L.P., 3.200%, 9-15-18	1,500	1,518

		10,529

Oil & Gas Storage & Transportation – 1.4%
Colorado Interstate Gas Co., 4.150%, 8-15-26(B)	3,340	3,319
Hornbeck Offshore Services, Inc., Convertible, 1.500%, 9-1-19	8,392	6,546
Kinder Morgan, Inc., 3.150%, 1-15-23	2,000	2,009
Plains All American Pipeline L.P. and PAA Finance Corp., 4.650%, 10-15-25	2,000	2,059
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.), 4.000%, 10-1-27	2,000	1,992
Williams Partners L.P., 3.600%, 3-15-22	3,500	3,615

		19,540

Total Energy – 3.4%		48,407
Financials

Asset Management & Custody Banks – 0.3%
Ares Capital Corp., 4.875%, 11-30-18	3,300	3,394

Consumer Finance – 0.7%
Capital One Bank USA N.A.:
2.150%, 11-21-18	1,500	1,504
2.250%, 2-13-19	2,000	2,005
Ford Motor Credit Co. LLC:
3.339%, 3-28-22	1,250	1,270
2.979%, 8-3-22	2,000	1,999
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4-10-22	500	508
3.700%, 5-9-23	800	815
Hyundai Capital America, 2.875%, 8-9-18(B)	1,200	1,206

		9,307

Diversified Banks – 4.3%
Australia and New Zealand Banking Group Ltd., 4.400%, 5-19-26(B)	4,800	4,993
Bank of America Corp.:
2.000%, 1-11-18	2,100	2,103
4.000%, 1-22-25	500	517
8.000%, 7-29-49	7,000	7,100
Barclays plc, 5.200%, 5-12-26	3,200	3,416
BNP Paribas S.A., 2.450%, 3-17-19	2,600	2,622
DBS Group Holdings Ltd., 2.246%, 7-16-19(B)	4,000	4,007
HSBC Holdings plc, 3.400%, 3-8-21	3,750	3,866
ING Bank N.V., 2.500%, 10-1-19(B)	3,000	3,026
Mizuho Bank Ltd., 2.650%, 9-25-19(B)	3,500	3,532
Skandinaviska Enskilda Banken AB, 2.375%, 3-25-19(B)	2,000	2,015
Societe Generale S.A., 4.250%, 4-14-25(B)	1,750	1,793
Standard Chartered plc, 2.250%, 4-17-20(B)	5,900	5,887
Sumitomo Mitsui Banking Corp., 2.450%, 1-16-20	2,400	2,419
U.S. Bancorp, 3.100%, 4-27-26	1,900	1,890
Wells Fargo & Co., 7.980%, 3-29-49	6,790	6,994
Westpac Banking Corp., 2.250%, 7-30-18	4,000	4,019

		60,199

Investment Banking & Brokerage – 1.1%
BGC Partners, Inc., 5.375%, 12-9-19	2,000	2,105
Credit Suisse Group Funding (Guernsey) Ltd., 2.750%, 3-26-20	2,500	2,526
Goldman Sachs Group, Inc. (The):
2.905%, 7-24-23	3,000	3,001
3.272%, 9-29-25	3,000	3,001
5.700%, 12-29-49	1,000	1,034
Morgan Stanley, 3.591%, 7-22-28	4,000	4,005

		15,672

Life & Health Insurance – 0.5%
AIA Group Ltd., 2.250%, 3-11-19(B)	1,600	1,597

Northwestern Mutual Life Insurance Co. (The), 3.850%, 9-30-47(B)	3,000	2,964
Prudential Financial, Inc., 8.875%, 6-15-38	1,000	1,047
Sumitomo Life Insurance Co., 4.000%, 9-14-77(B)	2,000	1,964

		7,572

Multi-Line Insurance – 0.4%
American International Group, Inc., 2.300%, 7-16-19	1,950	1,959
Aon plc (GTD by Aon Corp.), 2.800%, 3-15-21	3,500	3,514

		5,473

Other Diversified Financial Services – 1.9%
Citigroup, Inc.:
5.800%, 11-29-49	5,300	5,472
5.950%, 12-29-49	5,350	5,762
Fidelity National Information Services, Inc., 2.000%, 4-15-18	500	501
JPMorgan Chase & Co.:
7.900%, 4-29-49	6,060	6,242
5.000%, 12-29-49	3,200	3,254
5.300%, 11-1-65	1,250	1,303
PennantPark Investment Corp., 4.500%, 10-1-19	4,000	4,047
Total Capital (GTD by Total S.A.), 2.125%, 8-10-18	1,200	1,206

		27,787

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.), 2.200%, 3-15-21	1,500	1,510

Regional Banks – 1.0%
Citizens Financial Group, Inc., 3.750%, 7-1-24	6,000	6,003
PNC Bank N.A., 3.250%, 6-1-25	2,500	2,551
SunTrust Banks, Inc.:
2.350%, 11-1-18	2,800	2,814
5.625%, 12-29-49	2,800	2,926

		14,294

Specialized Finance – 0.3%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp., 5.450%, 6-15-23(B)	4,300	4,716

Total Financials – 10.6%		149,924
Health Care

Biotechnology – 0.2%
Amgen, Inc., 2.125%, 5-1-20	3,000	3,006

Health Care Equipment – 0.1%
Zimmer Holdings, Inc., 2.700%, 4-1-20	1,650	1,666

Health Care Services – 0.4%
Cardinal Health, Inc., 2.400%, 11-15-19	2,400	2,418
Quest Diagnostics, Inc., 3.450%, 6-1-26	3,220	3,248

		5,666

Health Care Supplies – 0.3%
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9-23-23	4,000	3,979

Pharmaceuticals – 0.5%
AbbVie, Inc., 3.200%, 5-14-26	2,240	2,244
Forest Laboratories, Inc., 5.000%, 12-15-21(B)	5,000	5,463

		7,707

Total Health Care – 1.5%		22,024
Industrials

Aerospace & Defense – 0.5%
Huntington Ingalls Industries, Inc., 5.000%, 11-15-25(B)	3,000	3,240
TransDigm, Inc. (GTD by TransDigm Group, Inc.), 6.375%, 6-15-26	3,500	3,585

		6,825

Airlines – 0.2%
Southwest Airlines Co., 2.650%, 11-5-20	2,625	2,659

Diversified Support Services – 0.1%
Ahern Rentals, Inc., 7.375%, 5-15-23(B)	1,200	1,098

Industrial Conglomerates – 0.1%
3M Co., 2.875%, 10-15-27	1,500	1,492

Railroads – 0.1%
Kansas City Southern de Mexico S.A. de C.V., 2.350%, 5-15-20	776	774

Total Industrials – 1.0%		12,848

Information Technology

Data Processing & Outsourced Services – 0.2%
Fiserv, Inc., 2.700%, 6-1-20	1,800	1,821

IT Consulting & Other Services – 0.2%
Keysight Technologies, Inc., 4.600%, 4-6-27	2,000	2,103

Semiconductors – 0.1%
Micron Technology, Inc., 5.500%, 2-1-25	1,390	1,482

Total Information Technology – 0.5%		5,406
Materials

Construction Materials – 0.3%
Hillman Group, Inc. (The), 6.375%, 7-15-22(B)	4,000	3,980

Diversified Metals & Mining – 0.2%
Anglo American Capital plc, 3.625%, 9-11-24(B)	2,000	1,994
Anglo American plc, 4.125%, 4-15-21(B)	1,300	1,352

		3,346

Metal & Glass Containers – 0.3%
BakerCorp International, Inc., 8.250%, 6-1-19	5,046	4,693

Paper Packaging – 0.3%
WestRock Co., 3.000%, 9-15-24(B)	3,500	3,494

Total Materials – 1.1%		15,513
Real Estate

Specialized REITs – 0.4%
Crown Castle International Corp.:
5.250%, 1-15-23	1,171	1,296
3.200%, 9-1-24	500	497
3.700%, 6-15-26	1,600	1,611
3.650%, 9-1-27	2,000	1,998

		5,402

Total Real Estate – 0.4%		5,402
Telecommunication Services

Integrated Telecommunication Services – 0.9%
AT&T, Inc.:
4.125%, 2-17-26	4,000	4,110
3.900%, 8-14-27	2,000	2,002
4.900%, 8-14-37	1,000	1,012
5.150%, 2-14-50	1,500	1,511
Verizon Communications, Inc.:
2.946%, 3-15-22	1,600	1,627
4.500%, 8-10-33	2,000	2,050

		12,312

Wireless Telecommunication Service – 0.6%
American Tower Corp.:
2.250%, 1-15-22	5,000	4,917
4.700%, 3-15-22	1,140	1,235
3.375%, 10-15-26	2,080	2,055
Virgin Media Finance plc, 4.875%, 2-15-22	298	290

		8,497

Total Telecommunication Services – 1.5%		20,809
Utilities

Electric Utilities – 0.6%
Duke Energy Corp., 3.150%, 8-15-27	1,500	1,486
Electricite de France S.A., 2.150%, 1-22-19(B)	2,450	2,459
Entergy Texas, Inc., 2.550%, 6-1-21	1,500	1,489
Exelon Corp., 2.450%, 4-15-21	1,800	1,800
PPL Energy Supply LLC, 4.600%, 12-15-21	2,100	1,727

		8,961

Independent Power Producers & Energy Traders – 0.4%
Canadian Solar, Inc., Convertible, 4.250%, 2-15-19	5,755	5,561

Total Utilities – 1.0%		14,522

TOTAL CORPORATE DEBT SECURITIES – 23.2%		$324,664
(Cost: $321,904)

LOANS(C)
Industrials

Industrial Machinery – 0.3%
Dynacast International LLC (ICE LIBOR plus 850 bps), 9.833%, 1-30-23(D)	4,455	4,455

Total Industrials – 0.3%		4,455

TOTAL LOANS – 0.3%		$4,455
(Cost: $4,377)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.1%
National Archives Facility Trust, 8.500%, 9-1-19	780	839

Mortgage-Backed Obligations – 1.3%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
6.500%, 12-1-31	24	27
6.500%, 1-1-32	31	36
4.500%, 6-1-44	3,508	3,779
3.000%, 6-15-45	4,176	4,302
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 7-1-18	49	50
4.500%, 9-1-19	162	166
3.500%, 6-25-29	2,379	2,500
4.500%, 11-1-43	2,989	3,267
3.000%, 10-25-46	4,025	4,115
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
4.000%, 9-15-18	36	36
6.500%, 8-15-28	28	31

		18,309

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.4%		$19,148
(Cost: $19,408)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations–3.2%
U.S. Treasury Notes:
0.125%, 7-15-26	16,850	16,375
2.125%, 2-15-40	14,950	18,790
1.000%, 2-15-46	10,228	10,362

		45,527

Treasury Obligations – 0.7%
U.S. Treasury Notes:
1.875%, 7-31-22	2,000	1,995
2.125%, 7-31-24	2,000	1,996
1.875%, 8-31-24	2,000	1,963
2.250%, 8-15-27	3,500	3,475

		9,429

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.9%		$54,956
(Cost: $56,491)

SHORT-TERM SECURITIES
Commercial Paper(E) – 0.7%
BorgWarner, Inc., 1.380%, 10-5-17	5,000	4,999
Sysco Corp., 1.350%, 10-2-17	4,854	4,853

		9,852

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10-4-17(F)	1,710	1,710

Municipal Obligations – 1.0%
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.) (BVAL plus 20 bps), 1.250%, 10-7-17(F)	7,000	7,000
San Diego, CA, Hsng Auth, Var Rate Demand Multi-Fam Hsng Rev Rfdg Bonds (Hillside Garden Apt), Ser 2004C (GTD by FNMA) (BVAL plus 13 bps), 0.930%, 10-7-17(F)	1,000	1,000
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps), 0.940%, 10-1-17(F)	5,720	5,720

		13,720

United States Government Agency Obligations – 0.5%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.120%, 10-7-17(F)	2,000	2,000
1.130%, 10-7-17(F)	4,775	4,775

		6,775

TOTAL SHORT-TERM SECURITIES – 2.3%		$32,057
(Cost: $32,058)

TOTAL INVESTMENT SECURITIES – 98.9%		$1,396,873
(Cost: $1,244,375)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		14,979

NET ASSETS – 100.0%		$1,411,852

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017 the total value of these securities amounted to $82,934 or 5.9% of net assets.
(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.
(D)	Securities whose value was determined using significant unobservable inputs.
(E)	Rate shown is the yield to maturity at September 30, 2017.
(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$871,584	$—	$—
Preferred Stocks	76,356	9,421	—
Asset-Backed Securities	—	4,232	—
Corporate Debt Securities	—	324,664	—
Loans	—	—	4,455
United States Government Agency Obligations	—	19,148	—
United States Government Obligations	—	54,956	—
Short-Term Securities	—	32,057	—
Total	$947,940	$444,478	$4,455

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,244,375

Gross unrealized appreciation	209,136
Gross unrealized depreciation	(56,638)

Net unrealized appreciation	$152,498

SCHEDULE OF INVESTMENTS Core Investment Fund (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary
Auto Parts & Equipment – 2.1%
Magna International, Inc.	1,536	$81,976

Cable & Satellite – 1.9%
Charter Communications, Inc., Class A(A)	70	25,512
Comcast Corp., Class A	1,257	48,369

		73,881

Home Improvement Retail – 2.1%
Home Depot, Inc. (The)	500	81,721

Housewares & Specialties – 1.2%
Newell Rubbermaid, Inc.	1,055	45,008

Total Consumer Discretionary – 7.3%		282,586
Consumer Staples
Brewers – 1.2%
Molson Coors Brewing Co., Class B	564	46,070

Hypermarkets & Super Centers – 2.0%
Costco Wholesale Corp.	481	79,040

Packaged Foods & Meats – 1.4%
Kraft Foods Group, Inc.	678	52,540

Soft Drinks – 2.4%
Monster Beverage Corp.(A)	1,707	94,290

Tobacco – 2.4%
Philip Morris International, Inc.	817	90,679

Total Consumer Staples – 9.4%		362,619
Energy
Oil & Gas Exploration & Production – 4.3%
Cimarex Energy Co.	569	64,724
EOG Resources, Inc.	807	78,098
Pioneer Natural Resources Co.	139	20,523

		163,345

Total Energy – 4.3%		163,345
Financials
Asset Management & Custody Banks – 2.7%
Blackstone Group L.P. (The)	3,104	103,564

Diversified Banks – 3.2%
Bank of America Corp.	2,422	61,383
Wells Fargo & Co.	1,096	60,448

		121,831

Financial Exchanges & Data – 2.2%
CME Group, Inc.	631	85,655

Investment Banking & Brokerage – 4.9%
Charles Schwab Corp. (The)	1,531	66,944
Morgan Stanley	2,558	123,233

		190,177

Other Diversified Financial Services – 4.9%
Citigroup, Inc.	1,030	74,930
JPMorgan Chase & Co.	1,178	112,520

		187,450

Total Financials – 17.9%		688,677
Health Care
Biotechnology – 1.8%
Alexion Pharmaceuticals, Inc.(A)	506	70,947

Health Care Equipment – 2.1%
Intuitive Surgical, Inc.(A)	76	79,801

Managed Health Care – 4.8%
Cigna Corp.	388	72,495
UnitedHealth Group, Inc.	563	110,205

		182,700

Pharmaceuticals – 2.9%
Eli Lilly and Co.	441	37,749
Zoetis, Inc.	1,153	73,483

		111,232

Total Health Care – 11.6%		444,680
Industrials

Aerospace & Defense – 4.5%
Airbus SE(B)	408	38,746
Lockheed Martin Corp.	219	67,892
United Technologies Corp.	576	66,862

		173,500

Construction Machinery & Heavy Trucks – 1.6%
WABCO Holdings, Inc.(A)	419	61,997

Railroads – 1.6%
Norfolk Southern Corp.	472	62,364

Trucking – 2.0%
J.B. Hunt Transport Services, Inc.	678	75,268

Total Industrials – 9.7%		373,129
Information Technology
Application Software – 2.3%
Adobe Systems, Inc.(A)	578	86,256

Data Processing & Outsourced Services – 6.7%
MasterCard, Inc., Class A	470	66,425
PayPal, Inc.(A)	1,642	105,131
Visa, Inc., Class A	827	87,075

		258,631

Home Entertainment Software – 1.9%
Electronic Arts, Inc.(A)	628	74,177

Internet Software & Services – 5.2%
Alphabet, Inc., Class A(A)	126	122,592
Facebook, Inc., Class A(A)	451	77,086

		199,678

Semiconductor Equipment – 5.0%
Applied Materials, Inc.	1,918	99,887
ASML Holding N.V., NY Registry Shares	530	90,719

		190,606

Semiconductors – 4.5%
Analog Devices, Inc.	937	80,750
Broadcom Corp., Class A	384	93,160

		173,910

Systems Software – 4.4%
Microsoft Corp.	2,271	169,144

Technology Hardware, Storage & Peripherals – 4.4%
Apple, Inc.	1,104	170,087

Total Information Technology – 34.4%		1,322,489
Materials
Commodity Chemicals – 1.5%
LyondellBasell Industries N.V., Class A	575	56,984

Diversified Chemicals – 2.2%
Dow Chemical Co. (The)	1,251	86,572

Total Materials – 3.7%		143,556
TOTAL COMMON STOCKS – 98.3%		$3,781,081
(Cost: $3,005,289)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) – 1.9%
DTE Energy Co. (GTD by Detroit Edison Co.), 1.260%, 10-3-17	$10,000	9,999
International Paper Co., 1.500%, 10-11-17	10,000	9,995
Kroger Co. (The), 1.300%, 10-2-17	5,028	5,027
Mondelez International, Inc., 1.341%, 10-5-17	7,000	6,998
Rockwell Automation, Inc., 1.200%, 10-6-17	5,000	4,999
Virginia Electric and Power Co.:
1.290%, 10-5-17	5,000	4,999
1.580%, 10-10-17	10,000	9,995
Walgreens Boots Alliance, Inc., 1.490%, 10-12-17	5,000	4,998
Wisconsin Gas LLC, 1.190%, 10-4-17	15,000	14,997

		72,007

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10-4-17(D)	879	879

TOTAL SHORT-TERM SECURITIES – 1.9%		$72,886
(Cost: $72,893)

TOTAL INVESTMENT SECURITIES – 100.2%		$3,853,967
(Cost: $3,078,182)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(6,901)

NET ASSETS – 100.0%		$3,847,066

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at September 30, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,781,081	$—	$—
Short-Term Securities	—	72,886	—
Total	$3,781,081	$72,886	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,078,182

Gross unrealized appreciation	793,546
Gross unrealized depreciation	(17,761)

Net unrealized appreciation	$775,785

SCHEDULE OF INVESTMENTS Dividend Opportunities Fund (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary
Advertising – 1.3%

Omnicom Group, Inc.	95	$7,059

Cable & Satellite – 1.3%
Comcast Corp., Class A	183	7,025

Home Improvement Retail – 3.2%
Home Depot, Inc. (The)	107	17,509

Restaurants – 1.0%
McDonalds Corp.	37	5,734

Total Consumer Discretionary – 6.8%		37,327
Consumer Staples

Brewers – 1.5%
Anheuser-Busch InBev S.A. ADR	68	8,158

Drug Retail – 1.6%
CVS Caremark Corp.	107	8,706

Personal Products – 1.7%
Unilever plc(A)	163	9,419

Tobacco – 2.9%
Philip Morris International, Inc.	148	16,407

Total Consumer Staples – 7.7%		42,690
Energy

Integrated Oil & Gas – 8.7%
Chevron Corp.	242	28,435
Suncor Energy, Inc.	558	19,538

		47,973

Oil & Gas Storage & Transportation – 2.3%
Enterprise Products Partners L.P.	486	12,666

Total Energy – 11.0%		60,639
Financials
Diversified Banks – 4.7%
Wells Fargo & Co.	476	26,224

Life & Health Insurance – 3.8%
MetLife, Inc.	364	18,894
MetLife, Inc.(B)	33	2,011

		20,905

Multi-Line Insurance – 1.5%
American International Group, Inc.	135	8,272

Other Diversified Financial Services – 3.6%
JPMorgan Chase & Co.	206	19,645

Regional Banks – 2.6%
KeyCorp	780	14,670

Total Financials – 16.2%		89,716
Health Care

Health Care Equipment – 1.4%
Medtronic plc	98	7,658

Pharmaceuticals – 7.5%
Eli Lilly and Co.	139	11,924
Pfizer, Inc.	820	29,260

		41,184

Total Health Care – 8.9%		48,842
Industrials

Aerospace & Defense – 7.9%
BAE Systems plc(A)	426	3,603
Lockheed Martin Corp.	74	23,086
United Technologies Corp.	147	17,069

		43,758

Building Products – 3.0%
Johnson Controls, Inc.	414	16,668

Construction Machinery & Heavy Trucks – 2.2%
PACCAR, Inc.	164	11,849

Electrical Components & Equipment – 2.4%
Eaton Corp.	171	13,097

Railroads – 1.1%
Union Pacific Corp.	53	6,158

Total Industrials – 16.6%		91,530
Information Technology
Communications Equipment – 2.9%
Harris Corp.	84	11,114
Nokia Corp., Series A ADR	834	4,986

		16,100

Data Processing & Outsourced Services – 1.6%
Paychex, Inc.	144	8,656

Semiconductors – 4.4%
Analog Devices, Inc.	204	17,613
Cypress Semiconductor Corp.	445	6,684

		24,297

Systems Software – 5.0%
Microsoft Corp.	373	27,766

Total Information Technology – 13.9%		76,819
Materials

Diversified Chemicals – 3.5%
Dow Chemical Co. (The)	277	19,159

Industrial Gases – 1.0%
Air Products and Chemicals, Inc.	38	5,689

Paper Packaging – 3.3%
International Paper Co.	323	18,327

Total Materials – 7.8%		43,175
Real Estate

Industrial REITs – 2.5%
ProLogis, Inc.	216	13,723

Specialized REITs – 2.8%
Crown Castle International Corp.	77	7,704
Life Storage, Inc.	71	5,825
Uniti Group, Inc.	146	2,133

		15,662

Total Real Estate – 5.3%		29,385
Utilities

Electric Utilities – 3.7%
Exelon Corp.	535	20,155

Total Utilities – 3.7%		20,155

TOTAL COMMON STOCKS – 97.9%		$540,278
(Cost: $407,208)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) – 1.7%
Kroger Co. (The), 1.300%, 10-2-17	$9,592	9,591

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10-4-17(D)	2,423	2,423

TOTAL SHORT-TERM SECURITIES – 2.1%		$12,014
(Cost: $12,015)

TOTAL INVESTMENT SECURITIES – 100.0%		$552,292
(Cost: $419,223)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		179

NET ASSETS – 100.0%		$552,471

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at September 30, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$540,278	$—	$—
Short-Term Securities	—	12,014	—
Total	$540,278	$12,014	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$419,223

Gross unrealized appreciation	136,887
Gross unrealized depreciation	(3,818)

Net unrealized appreciation	$133,069

SCHEDULE OF INVESTMENTS
Energy Fund (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 4.5%
Chevron Corp.	33	$3,836
Royal Dutch Shell plc, Class A(A)	98	2,948
Suncor Energy, Inc.	76	2,669

		9,453

Oil & Gas Drilling – 4.4%
Nabors Industries Ltd.	465	3,755
Patterson-UTI Energy, Inc.	271	5,668

		9,423

Oil & Gas Equipment & Services – 32.7%
Baker Hughes, Inc.	112	4,101
C&J Energy Services, Inc.(B)	100	2,993
Core Laboratories N.V.	48	4,772
Forum Energy Technologies, Inc.(B)	386	6,137
Halliburton Co.	231	10,628
Hi-Crush Partners L.P.(B)	166	1,577
Keane Group, Inc.(B)	201	3,350
RPC, Inc.	414	10,256
Schlumberger Ltd.	142	9,915
Superior Energy Services, Inc.(B)	524	5,596
U.S. Silica Holdings, Inc.	198	6,150
Weatherford International Ltd.(B)	953	4,365

		69,840

Oil & Gas Exploration & Production – 47.0%
Anadarko Petroleum Corp.	88	4,308
Cimarex Energy Co.	65	7,383
Concho Resources, Inc.(B)	56	7,356
Continental Resources, Inc.(B)	244	9,428
Devon Energy Corp.	157	5,780
Diamondback Energy, Inc.(B)	67	6,588
EOG Resources, Inc.	101	9,776
Laredo Petroleum Holdings, Inc.(B)	279	3,611
Marathon Oil Corp.	309	4,193
Newfield Exploration Co.(B)	172	5,090
Oasis Petroleum LLC(B)	540	4,922
Parsley Energy, Inc., Class A(B)	304	8,000
Pioneer Natural Resources Co.	54	8,033
RSP Permian, Inc.(B)	190	6,569
Whiting Petroleum Corp.(B)	673	3,672
WPX Energy, Inc.(B)	490	5,629

		100,338

Oil & Gas Refining & Marketing – 2.1%
Marathon Petroleum Corp.	31	1,733
Phillips 66	30	2,771

		4,504

Oil & Gas Storage & Transportation – 7.3%
Enbridge, Inc.	51	2,136
Energy Transfer Partners L.P.	69	1,258
Enterprise Products Partners L.P.	158	4,129
MPLX L.P.	35	1,213
Phillips 66 Partners L.P.	23	1,217
Plains GP Holdings L.P., Class A	95	2,079
Tallgrass Energy GP L.P., Class A	127	3,596

		15,628

Total Energy – 98.0%		209,186

Information Technology

Data Processing & Outsourced Services – 1.9%
Wright Express Corp.(B)	37	4,130

Total Information Technology – 1.9%		4,130

TOTAL COMMON STOCKS – 99.9%		$213,316
(Cost: $181,691)

SHORT-TERM SECURITIES	Principal

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10-4-17(C)	$335	335

TOTAL SHORT-TERM SECURITIES – 0.2%		$335
(Cost: $335)

TOTAL INVESTMENT SECURITIES – 100.1%		$213,651
(Cost: $182,026)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(237)

NET ASSETS – 100.0%		$213,414

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$213,316	$—	$—
Short-Term Securities	—	335	—
Total	$213,316	$335	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$182,026

Gross unrealized appreciation	43,569
Gross unrealized depreciation	(11,944)

Net unrealized appreciation	$31,625

SCHEDULE OF INVESTMENTS Global Growth Fund (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 0.8%
Seven Generations Energy Ltd., Class A(A)	283	$4,483

Total Canada – 0.8%		$4,483
China

Financials – 2.3%
Ping An Insurance (Group) Co. of China Ltd., H Shares	1,654	12,690

Information Technology – 5.6%
Alibaba Group Holding Ltd. ADR(A)	112	19,385
Tencent Holdings Ltd.	263	11,324

		30,709

Total China – 7.9%		$43,399
France

Consumer Staples – 1.2%
Pernod Ricard S.A.	49	6,775

Energy – 1.5%
Total S.A. ADR	159	8,503

Financials – 1.3%
Axa S.A.	237	7,178

Industrials – 4.1%
Airbus SE	238	22,604

Total France – 8.1%		$45,060
Germany

Consumer Discretionary – 3.0%
Bayerische Motoren Werke AG	91	9,277
ProSiebenSat. 1 Media SE	212	7,225

		16,502

Health Care – 1.7%
Fresenius SE & Co. KGaA	116	9,361

Industrials – 2.4%
Siemens AG	93	13,146

Total Germany – 7.1%		$39,009
India

Financials – 1.6%
HDFC Bank Ltd.	170	4,710
Housing Development Finance Corp. Ltd.	155	4,127

		8,837

Total India – 1.6%		$8,837
Japan

Consumer Discretionary – 4.9%
Fuji Heavy Industries Ltd.	251	9,063
Isuzu Motors Ltd.	719	9,526
Start Today Co. Ltd.	284	8,988

		27,577

Industrials – 2.9%
Dakin Industries Ltd.	79	7,990
Recruit Holdings Co. Ltd.	371	8,035

		16,025

Total Japan – 7.8%		$43,602
Macau
Consumer Discretionary – 1.3%
Galaxy Entertainment Group	1,022	7,196

Total Macau – 1.3%		$7,196
Mexico
Consumer Staples – 0.9%
Wal-Mart de Mexico S.A.B. de C.V.	2,211	5,062

Total Mexico – 0.9%		$5,062
Netherlands
Industrials – 3.5%
Koninklijke Philips Electronics N.V., Ordinary Shares	470	19,417

Information Technology – 0.3%
ASML Holding N.V., NY Registry Shares	10	1,642

Total Netherlands – 3.8%		$21,059

Spain
Consumer Discretionary – 0.9%
Mediaset Espana Comunicacion S.A.	420	4,742

Total Spain – 0.9%		$4,742
Switzerland

Industrials – 2.6%
Adecco S.A.	186	14,453

Total Switzerland – 2.6%		$14,453
United Kingdom

Consumer Discretionary – 1.0%
Compass Group plc	259	5,504

Consumer Staples – 1.2%
British American Tobacco plc	105	6,564

Financials – 2.6%
Prudential plc	606	14,506

Total United Kingdom – 4.8%		$26,574
United States

Consumer Discretionary – 8.8%
Amazon.com, Inc.(A)	17	16,311
Home Depot, Inc. (The)	98	16,083
Lowe’s Co., Inc.	73	5,800
Marriott International, Inc., Class A	91	10,025

		48,219

Consumer Staples – 2.2%
Kraft Foods Group, Inc.	85	6,603
Philip Morris International, Inc.	50	5,538

		12,141

Energy – 4.0%
EOG Resources, Inc.	73	7,104
Halliburton Co.	162	7,444
Schlumberger Ltd.	105	7,324

		21,872

Financials – 3.8%
CME Group, Inc.	55	7,492
Goldman Sachs Group, Inc. (The)	28	6,543
MetLife, Inc.(A)	129	6,800

		20,835

Health Care – 11.9%
Alexion Pharmaceuticals, Inc.(A)	80	11,292
Allergan plc	35	7,107
Celgene Corp.(A)	101	14,753
HCA Holdings, Inc.(A)	137	10,933
Incyte Corp.(A)	31	3,571
Jazz Pharmaceuticals plc(A)	56	8,143
Thermo Fisher Scientific, Inc.	52	9,914

		65,713

Information Technology – 20.5%
Adobe Systems, Inc.(A)	92	13,732
Alphabet, Inc., Class C(A)	6	5,979
Arista Networks, Inc.(A)	20	3,745
Broadcom Corp., Class A	46	11,142
Facebook, Inc., Class A(A)	98	16,820
MasterCard, Inc., Class A	176	24,841
Microsoft Corp.	263	19,612
Visa, Inc., Class A	169	17,754

		113,625

Total United States – 51.2%		$282,405

TOTAL COMMON STOCKS – 98.8%		$545,881
(Cost: $430,773)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 0.8%
Sysco Corp. 1.350%, 10-2-17	$4,448	4,447

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.450%, 10-4-17(C)	164	164

TOTAL SHORT-TERM SECURITIES – 0.8%		$4,611
(Cost: $4,612)

TOTAL INVESTMENT SECURITIES – 99.6%		$550,492
(Cost: $435,385)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		2,429

NET ASSETS – 100.0%		$552,921

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at September 30, 2017.

(C) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$545,881	$—	$—
Short-Term Securities	—	4,611	—
Total	$545,881	$4,611	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offer Rate

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$435,385

Gross unrealized appreciation	119,908
Gross unrealized depreciation	(4,801)

Net unrealized appreciation	$115,106

SCHEDULE OF INVESTMENTS New Concepts Fund (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 3.5%
Burberry Group plc(A)	1,016	$23,968
lululemon athletica, Inc.(B)	489	30,416
Under Armour, Inc., Class C(B)	249	3,735

		58,119

Auto Parts & Equipment – 2.5%
BorgWarner, Inc.	808	41,375

Homefurnishing Retail – 1.4%
Williams-Sonoma, Inc.	472	23,542

Hotels, Resorts & Cruise Lines – 1.4%
Norwegian Cruise Line Holdings Ltd.(B)	425	22,985

Internet & Direct Marketing Retail – 0.4%
Duluth Holdings, Inc., Class B(B)	323	6,551

Leisure Products – 2.6%
Polaris Industries, Inc.	422	44,163

Restaurants – 2.8%
Chipotle Mexican Grill, Inc., Class A(B)	48	14,907
Dunkin’ Brands Group, Inc.	586	31,091

		45,998

Specialty Stores – 4.8%
Tiffany & Co.	422	38,708
Tractor Supply Co.	642	40,612

		79,320

Total Consumer Discretionary –19.4%		322,053
Consumer Staples

Food Retail – 1.0%
Sprouts Farmers Market, Inc.(B)	860	16,145

Packaged Foods & Meats – 4.5%
Blue Buffalo Pet Products, Inc.(B)	773	21,918
Hain Celestial Group, Inc. (The)(B)	556	22,882
Hershey Foods Corp.	94	10,212
Lance, Inc.	511	19,480

		74,492

Total Consumer Staples – 5.5%		90,637
Energy

Oil & Gas Exploration & Production – 2.3%
Cabot Oil & Gas Corp.	713	19,061
Cimarex Energy Co.	172	19,558

		38,619

Total Energy – 2.3%		38,619
Financials

Asset Management & Custody Banks – 0.9%
Oaktree Capital Group LLC	317	14,898

Diversified Banks – 1.2%
Northern Trust Corp.	220	20,259

Financial Exchanges & Data – 3.4%
CME Group, Inc.	304	41,229
MarketAxess Holdings, Inc.	81	15,007

		56,236

Regional Banks – 3.0%
First Republic Bank	317	33,134
Signature Bank(B)	129	16,580

		49,714

Total Financials – 8.5%		141,107
Health Care

Biotechnology – 3.2%
ACADIA Pharmaceuticals, Inc.(B)	714	26,896
BioMarin Pharmaceutical, Inc.(B)	281	26,114

		53,010

Health Care Equipment – 6.5%
Abiomed, Inc.(B)	50	8,485
Edwards Lifesciences Corp.(B)	336	36,676
Intuitive Surgical, Inc.(B)	60	62,237

		107,398

Health Care Services – 1.4%
Laboratory Corp. of America Holdings(B)	161	24,264

Health Care Supplies – 1.5%
Align Technology, Inc.(B)	133	24,718

Pharmaceuticals – 5.0%
Jazz Pharmaceuticals plc(B)	117	17,044
Pacira Pharmaceuticals, Inc.(B)	250	9,386
Zoetis, Inc.	893	56,929

		83,359

Total Health Care – 17.6%		292,749

Industrials

Air Freight & Logistics – 2.0%
Expeditors International of Washington, Inc.	568	34,018

Building Products – 4.2%
A. O. Smith Corp.	408	24,261
Allegion plc	241	20,858
Fortune Brands Home & Security, Inc.	358	24,045

		69,164

Construction Machinery & Heavy Trucks – 2.5%
WABCO Holdings, Inc.(B)	143	21,105
Westinghouse Air Brake Technologies Corp.	259	19,649

		40,754

Industrial Machinery – 1.9%
IDEX Corp.	261	31,734

Railroads – 0.2%
Kansas City Southern	38	4,180

Research & Consulting Services – 1.4%
TransUnion(B)	488	23,042

Trading Companies & Distributors – 3.3%
Fastenal Co.	1,192	54,326

Total Industrials – 15.5%		257,218
Information Technology

Application Software – 2.8%
Ellie Mae, Inc.(B)	152	12,490
Guidewire Software, Inc.(B)	301	23,424
Tyler Technologies, Inc.(B)	66	11,585

		47,499

Communications Equipment – 2.7%
Arista Networks, Inc.(B)	106	20,046
Harris Corp.	189	24,897

		44,943

Data Processing & Outsourced Services – 1.2%
Square, Inc., Class A(B)	694	20,001

Electronic Components – 1.4%
Maxim Integrated Products, Inc.	493	23,515

Electronic Manufacturing Services – 2.3%
Trimble Navigation Ltd.(B)	958	37,594

Home Entertainment Software – 2.9%
Electronic Arts, Inc.(B)	403	47,574

Internet Software & Services – 8.7%
CoStar Group, Inc.(B)	176	47,273
GrubHub, Inc.(B)	743	39,143
MercadoLibre, Inc.	144	37,330
Pandora Media, Inc.(B)	2,616	20,139

		143,885

Semiconductors – 2.0%
Microchip Technology, Inc.	372	33,408

Systems Software – 4.4%
Red Hat, Inc.(B)	303	33,585
ServiceNow, Inc.(B)	332	39,035

		72,620

Total Information Technology – 28.4%		471,039
Materials

Fertilizers & Agricultural Chemicals – 1.1%
Scotts Miracle-Gro Co. (The)	181	17,611

Specialty Chemicals – 1.1%
Axalta Coating Systems Ltd.(B)	634	18,321

Total Materials – 2.2%		35,932

TOTAL COMMON STOCKS – 99.4%		$1,649,354
(Cost: $1,186,693)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
Kansas City Southern,
Call $115.00, Expires 12-15-17, OTC (Ctrpty: UBS AG)	239	24	42
Russell 2000 Index,
Put $1,450.00, Expires 11-17-17	642	64	921
SPDR S&P Midcap 400 ETF Trust,
Put $320.00, Expires 11-17-17, OTC (Ctrpty: Citibank N.A.)	5,476	548	1,547

TOTAL PURCHASED OPTIONS – 0.1%			$2,510
(Cost: $2,464)

SHORT-TERM SECURITIES		Principal

Commercial Paper(C) – 0.5%
Sonoco Products Co., 1.330%, 10-2-17		$7,651	7,650

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10-4-17(D)	2,532	2,532

TOTAL SHORT-TERM SECURITIES – 0.7%		$10,182
(Cost: $10,183)

TOTAL INVESTMENT SECURITIES – 100.2%		$1,662,046
(Cost: $1,199,340)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(2,768)

NET ASSETS – 100.0%		$1,659,278

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at September 30, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following written put options were outstanding at September 30, 2017 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Market Value
Kansas City Southern	N/A	Put	239	24	December 2017	$100.00	$39	$35
Sprouts Farmers Market, Inc.	N/A	Put	1,789	179	October 2017	22.50	547	671
							$586	$706

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,649,354	$—	$—
Purchased Options	921	1,589	—
Short-Term Securities	—	10,182	—
Total	$1,650,275	$11,771	$—
Liabilities
Written Options	$—	$706	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,199,340
Gross unrealized appreciation	533,970
Gross unrealized depreciation	(71,265)
Net unrealized appreciation	$462,705

SCHEDULE OF INVESTMENTS Science and Technology Fund (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automobile Manufacturers – 0.8%
Tesla Motors, Inc.(A)	84	$28,584

Internet & Direct Marketing Retail – 1.8%
Amazon.com, Inc.(A)	19	17,881
Netflix, Inc.(A)	284	51,486

		69,367

Total Consumer Discretionary – 2.6%		97,951
Consumer Staples

Agricultural Products – 0.0%
Arcadia Biosciences, Inc.(A)	1,586	682

Total Consumer Staples – 0.0%		682
Health Care

Biotechnology – 11.1%
BioMarin Pharmaceutical, Inc.(A)	365	33,961
Evogene Ltd.(A)	1,155	5,094
Gilead Sciences, Inc.	224	18,173
Ionis Pharmaceuticals, Inc.(A)	1,965	99,630
Kite Pharma, Inc.(A)	412	74,136
Vertex Pharmaceuticals, Inc.(A)	1,183	179,787

		410,781

Health Care Technology – 3.6%
Cerner Corp.(A)	1,883	134,310

Total Health Care – 14.7%		545,091
Industrials

Air Freight & Logistics – 1.0%
Best, Inc. ADR(A)	3,035	36,332

Total Industrials – 1.0%		36,332
Information Technology

Application Software – 7.9%
ACI Worldwide, Inc.(A)	5,485	124,957
Aspen Technology, Inc.(A)	2,078	130,530
Globant S.A.(A)	410	16,422
Snap, Inc., Class A(A)	1,488	21,633

		293,542

Data Processing & Outsourced Services – 11.0%
Alliance Data Systems Corp.	481	106,599
Euronet Worldwide, Inc.(A)	1,663	157,604
WNS (Holdings) Ltd. ADR(A)(B)	3,921	143,125

		407,328

Electronic Components – 3.7%
Universal Display Corp.	1,075	138,573

Internet Software & Services – 14.2%
Alibaba Group Holding Ltd. ADR(A)	888	153,401
Alphabet, Inc., Class A(A)	86	83,448
Alphabet, Inc., Class C(A)	112	106,958
Facebook, Inc., Class A(A)	950	162,395
Pandora Media, Inc.(A)	2,555	19,676

		525,878

IT Consulting & Other Services – 1.2%
CSRA, Inc.	1,362	43,965

Semiconductor Equipment – 2.1%
ASML Holding N.V., NY Registry Shares	448	76,646

Semiconductors – 21.0%
Cypress Semiconductor Corp.	7,504	112,705
Dialog Semiconductor plc(A)(C)	408	18,031
Marvell Technology Group Ltd.	3,417	61,168
Microchip Technology, Inc.	465	41,721
Micron Technology, Inc.(A)	6,800	267,432
Microsemi Corp.(A)	3,261	167,871
Rambus, Inc.(A)	4,663	62,250
Semtech Corp.(A)	1,331	49,964

		781,142

Systems Software – 5.6%
Microsoft Corp.	2,784	207,410

Technology Hardware, Storage & Peripherals – 6.3%
Apple, Inc.(D)	884	136,273
Hewlett-Packard Co.	4,980	99,401

		235,674

Total Information Technology – 73.0%		2,710,158
Materials

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc.(A)(B)	1,828	2,102

Total Materials – 0.0%		2,102
Real Estate

Specialized REITs – 1.5%
QTS Realty Trust, Inc., Class A	1,065	55,779

Total Real Estate – 1.5%		55,779
Telecommunication Services

Alternative Carriers – 1.9%
Zayo Group Holdings, Inc.(A)	2,039	70,172

Total Telecommunication Services – 1.9%		70,172
Utilities

Renewable Electricity – 0.9%
Atlantica Yield plc	1,610	31,723

Total Utilities – 0.9%		31,723

TOTAL COMMON STOCKS – 95.6%		$3,549,990
(Cost: $1,695,615)

WARRANTS
Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 8-20-23(B)(E)(F)	1,380	—	*

TOTAL WARRANTS – 0.0%		$—	*
(Cost: $– )

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
Apple, Inc.,
Call $167.50, Expires 10-6-17, OTC (Ctrpty: Citibank N.A.)	6,776	678	20

TOTAL PURCHASED OPTIONS – 0.0%		$20
(Cost: $1,226)

CORPORATE DEBT SECURITIES	Principal
Materials

Fertilizers & Agricultural Chemicals – 0.4%
Marrone Bio Innovations, Inc., 8.000%, 8-20-20(B)(E)	$13,800	13,852

Total Materials – 0.4%		13,852

TOTAL CORPORATE DEBT SECURITIES – 0.4%		$13,852
(Cost: $13,800)

SHORT-TERM SECURITIES
Commercial Paper(G) – 3.0%
BorgWarner, Inc., 1.380%, 10-5-17	6,000	5,999
DTE Gas Co., 1.500%, 10-11-17	17,000	16,992
Essilor International S.A., 1.270%, 10-16-17	15,000	14,992
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.), 1.331%, 10-3-17	15,000	14,998
Kellogg Co., 1.480%, 10-13-17	5,000	4,997
Kroger Co. (The), 1.300%, 10-2-17	19,091	19,089
Medtronic Global Holdings SCA, 1.530%, 10-16-17	10,000	9,993
Mondelez International, Inc., 1.510%, 10-10-17	11,000	10,995
Walgreens Boots Alliance, Inc., 1.300%, 10-4-17	5,000	4,999
Wisconsin Gas LLC, 1.180%, 10-5-17	7,000	6,998

		110,052

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10-4-17(H)	4,590	4,590

Municipal Obligations – 0.2%
CA Infra and Econ Dev Bank, Var Rate Demand Rfdg Rev Bonds (LA Cnty Mus of Nat Hist Fndtn), Ser 2008A (GTD by Wells Fargo Bank N.A.) (BVAL plus 2 bps), 0.780%, 10-1-17(H)	4,900	4,900
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.) (BVAL plus 9 bps), 0.910%, 10-7-17(H)	2,000	2,000

		6,900

United States Government Agency Obligations – 0.4%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.130%, 10-7-17(H)	14,005	14,005

TOTAL SHORT – TERM SECURITIES – 3.7%		$135,547
(Cost: $135,558)

TOTAL INVESTMENT SECURITIES – 99.7%		$3,699,409
(Cost: $1,846,199)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		12,818

NET ASSETS – 100.0%		$3,712,227

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Listed on an exchange outside the United States.

(D)	All or a portion of securities with an aggregate value of $104,432 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(E)	Restricted securities. At September 30, 2017, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 08-20-20	8-20-15	$13,800	$13,800	$13,852

		Shares
Marrone Bio Innovations, Inc., expires 8-20-23	8-20-15	1,380	—	—	*
			$13,800	$13,852

The total value of these securities represented 0.4% of net assets at September 30, 2017.

(F)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)	Rate shown is the yield to maturity at September 30, 2017.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following written options were outstanding at September 30, 2017 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Apple, Inc.	Citibank N.A.	Call	6,776	678	October 2017	$177.50	$197	$(3)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Common Stocks	$3,549,990	$—		$—
Warrants	—	—	*	—
Purchased Options	—	20		—
Corporate Debt Securities	—	13,852		—
Short-Term Securities	—	135,547		—
Total	$3,549,990	$149,419		$—
Liabilities
Written Options	$—	$3		$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,846,199

Gross unrealized appreciation	1,936,317
Gross unrealized depreciation	(83,107)

Net unrealized appreciation	$1,853,210

SCHEDULE OF INVESTMENTS Small Cap Fund (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 1.5%
Burlington Stores, Inc.(A)	141	$13,450
Caleres, Inc.	5	163

		13,613

Auto Parts & Equipment – 1.0%
Visteon Corp.(A)	74	9,174

Distributors – 1.5%
Pool Corp.	125	13,530

General Merchandise Stores – 1.0%
Ollie’s Bargain Outlet Holdings, Inc.(A)	191	8,862

Homebuilding – 1.6%
Installed Building Products, Inc.(A)	229	14,829

Hotels, Resorts & Cruise Lines – 1.4%
Hilton Grand Vacations, Inc.(A)	340	13,130

Leisure Facilities – 0.9%
Vail Resorts, Inc.	35	7,961

Leisure Products – 0.4%
Nautilus Group, Inc. (The)(A)	242	4,097

Restaurants – 4.1%
Dave & Buster’s Entertainment, Inc.(A)	236	12,405
Texas Roadhouse, Inc., Class A	255	12,531
Wingstop, Inc.	394	13,107

		38,043

Specialty Stores – 1.7%
Five Below, Inc.(A)	211	11,596
Party City Holdco, Inc.(A)	327	4,430

		16,026

Total Consumer Discretionary – 15.1%		139,265

Consumer Staples
Packaged Foods & Meats – 1.0%
Lance, Inc.	237	9,046

Total Consumer Staples – 1.0%		9,046

Energy
Oil & Gas Equipment & Services – 2.4%
Keane Group, Inc.(A)	392	6,538
RPC, Inc.	489	12,132
U.S. Silica Holdings, Inc.	102	3,157

		21,827

Oil & Gas Exploration & Production – 1.1%
Centennial Resource Development, Inc., Class A(A)	215	3,865
Jagged Peak Energy, Inc.(A)	183	2,493
Petroleum Development Corp.(A)	90	4,418

		10,776

Total Energy – 3.5%		32,603

Financials
Regional Banks – 5.4%
Ameris Bancorp	182	8,726
Home BancShares, Inc.	553	13,947
SVB Financial Group(A)	64	11,974
Western Alliance Bancorp.(A)	291	15,441

		50,088

Thrifts & Mortgage Finance – 0.5%
LendingTree, Inc.(A)	19	4,595

Total Financials – 5.9%		54,683

Health Care
Health Care Equipment – 7.2%
Inogen, Inc.(A)	113	10,772
iRhythm Technologies, Inc.(A)	126	6,538
K2M Group Holdings, Inc.(A)	572	12,134
Nevro Corp.(A)	137	12,486
NuVasive, Inc.(A)	139	7,714
Penumbra, Inc.(A)	139	12,530
Tactile Systems Technology, Inc.(A)	123	3,810

		65,984

Health Care Facilities – 1.9%
Acadia Healthcare Co., Inc.(A)	374	17,844

Health Care Services – 4.9%
AMN Healthcare Services, Inc.(A)	589	26,907
Envision Healthcare Holdings, Inc.(A)	179	8,060
Teladoc, Inc.(A)	306	10,149

		45,116

Life Sciences Tools & Services – 0.8%
Cambrex Corp.(A)	128	7,015

Managed Health Care – 1.6%
HealthEquity, Inc.(A)	288	14,572

Pharmaceuticals – 0.4%
Aerie Pharmaceuticals, Inc.(A)	81	3,947

Total Health Care – 16.8%		154,478

Industrials
Aerospace & Defense – 2.7%
Mercury Computer Systems, Inc.(A)	487	25,260

Agricultural & Farm Machinery – 0.7%
Toro Co. (The)	101	6,293

Air Freight & Logistics – 2.3%
XPO Logistics, Inc.(A)	314	21,310

Building Products – 0.8%
JELD-WEN Holding, Inc.(A)	195	6,940

Construction & Engineering – 1.6%
Dycom Industries, Inc.(A)	171	14,642

Diversified Support Services – 0.6%
Healthcare Services Group, Inc.	108	5,807

Industrial Machinery – 5.0%
John Bean Technologies Corp.	154	15,600
RBC Bearings, Inc.(A)	72	8,977
Timken Co. (The)	138	6,688
Woodward, Inc.	194	15,080

		46,345

Security & Alarm Services – 1.3%
Brink’s Co. (The)	143	12,006

Trading Companies & Distributors – 3.6%
Beacon Roofing Supply, Inc.(A)	361	18,519
Watsco, Inc.	90	14,490

		33,009

Trucking – 1.3%
Knight Transportation, Inc.(A)	282	11,709

Total Industrials – 19.9%		183,321

Information Technology
Application Software – 11.7%
BroadSoft, Inc.(A)	305	15,357
Ellie Mae, Inc.(A)	99	8,139
Globant S.A.(A)	204	8,170
HubSpot, Inc.(A)	193	16,196
Paycom Software, Inc.(A)	225	16,836
Tyler Technologies, Inc.(A)	72	12,603
Ultimate Software Group, Inc. (The)(A)	102	19,412
Zendesk, Inc.(A)	365	10,614

		107,327

Communications Equipment – 1.2%
Lumentum Holdings, Inc.(A)	193	10,473

Electronic Manufacturing Services – 1.0%
Fabrinet(A)	244	9,058

Internet Software & Services – 3.4%
Envestnet, Inc.(A)	36	1,826
Five9, Inc.(A)	479	11,450
Mimecast Ltd.(A)	82	2,328
Q2 Holdings, Inc.(A)	220	9,167
Shopify, Inc., Class A(A)	56	6,465

		31,236

IT Consulting & Other Services – 3.4%
Booz Allen Hamilton Holding Corp.	529	19,795
InterXion Holding N.V.(A)	229	11,673

		31,468

Semiconductors – 3.8%
Integrated Device Technology, Inc.(A)	228	6,053
Monolithic Power Systems, Inc.	125	13,340
Power Integrations, Inc.	216	15,819

		35,212

Systems Software – 2.6%
Proofpoint, Inc.(A)	172	15,028
Varonis Systems, Inc.(A)	215	9,025

		24,053

Technology Distributors – 0.8%
Tech Data Corp.(A)	84	7,472

Total Information Technology – 27.9%		256,299

Materials
Construction Materials – 2.1%
Summit Materials, Inc., Class A(A)	386	12,354
U.S. Concrete, Inc.(A)	88	6,691

		19,045

Paper Products – 0.2%
KapStone Paper and Packaging Corp.	116	2,489

Total Materials – 2.3%		21,534

Real Estate
Real Estate Services – 2.2%
RE/MAX Holdings, Inc., Class A	313	19,866

Total Real Estate – 2.2%		19,866

TOTAL COMMON STOCKS – 94.6%		$871,095
(Cost: $599,404)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 5.0%
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
1.180%, 10-5-17	$10,000	9,998
DTE Electric Co.,
1.281%, 10-4-17	5,000	4,999
Kroger Co. (The),
1.300%, 10-2-17	5,591	5,590
McCormick & Co., Inc.,
1.580%, 10-10-17	10,000	9,996
Virginia Electric and Power Co.,
1.560%, 10-12-17	5,000	4,997
Walgreens Boots Alliance, Inc.:
1.300%, 10-4-17	5,000	4,999
1.490%, 10-12-17	5,000	4,998

		45,577

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10-4-17(C)	3,421	3,421

TOTAL SHORT-TERM SECURITIES – 5.4%		$48,998
(Cost: $49,002)

TOTAL INVESTMENT SECURITIES – 100.0%		$920,093
(Cost: $648,406)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(403)

NET ASSETS – 100.0%		$919,690

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following total return swap agreements were outstanding at September 30, 2017:

Underlying Security	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
Biotech Custom Index	JPMorgan Chase Bank N.A.	01/09/2018	$30,014	1-Month LIBOR less 50 bps	$532	$—	$532

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, the Fund would receive payments on any net positive total return, and would make payments in the event of a negative total return.

The following table represents security positions within the total return basket swap as of September 30, 2017:

Reference Entity	Shares		Notional Amount	Unrealized Appreciation
Kite Pharma, Inc.	—	*	$2,461	$44
Exact Sciences Corp.	1		1,682	30
Aerie Pharmaceuticals, Inc.	1		1,427	25
Myriad Genetics, Inc.	1		1,216	21
Exelixis, Inc.	1		1,186	21
TESARO, Inc.	—	*	1,168	21
PRA Health Sciences, Inc.	—	*	1,139	20
INC Research Holdings, Inc.	—	*	1,001	18
Clovis Oncology, Inc.	—	*	975	17
Ligand Pharmaceuticals, Inc.	—	*	876	16
Amicus Therapeutics, Inc.	1		862	15
Nektar Therapeutics	1		836	15
Bluebird Bio, Inc.	—	*	821	15
Prothena Corp. plc	—	*	781	14
Halozyme Therapeutics, Inc.	1		761	13
Spark Therapeutics, Inc.	—	*	694	12
Sarepta Therapeutics, Inc.	—	*	684	12
Ultragenyx Pharmaceutical, Inc.	—	*	648	11
Sage Therapeutics, Inc.	—	*	623	11
Array BioPharma, Inc.	1		530	9
ImmunoGen, Inc.	1		480	8
Dynavax Technologies Corp.	—	*	444	8
Portola Pharmaceuticals, Inc.	—	*	432	8
Avexis, Inc.	—	*	393	7
Repligen Corp.	—	*	379	7
Acceleron Pharma, Inc.	—	*	366	6
Global Blood Therapeutics, Inc.	—	*	348	6
Dermira, Inc.	—	*	334	6
ZIOPHARM Oncology, Inc.	1		330	6
Vanda Pharmaceuticals, Inc.	—	*	319	6
Keryx Biopharmaceuticals, Inc.	1		316	6
Seres Therapeutics, Inc.	—	*	280	5
Progenics Pharmaceuticals, Inc.	1		274	5
Lexicon Pharmaceuticals, Inc.	—	*	272	5
Ironwood Pharmaceuticals, Inc.	—	*	268	5
Heron Therapeutics, Inc.	—	*	243	4
Acorda Therapeutics, Inc.	—	*	239	4

Alder Biopharmaceuticals, Inc.	—	*	226		4
Inovio Pharmaceuticals, Inc.	1		225		4
Agios Pharmaceuticals, Inc.	—	*	221		4
ANI Pharmaceuticals, Inc.	—	*	220		4
Pacific Biosciences of California, Inc.	1		216		4
Five Prime Therapeutics, Inc.	—	*	212		4
Eagle Pharmaceuticals, Inc.	—	*	208		4
Synergy Pharmaceuticals, Inc.	1		205		4
ACADIA Pharmaceuticals, Inc.	—	*	186		3
Juno Therapeutics, Inc.	—	*	174		3
Retrophin, Inc.	—	*	170		3
Ionis Pharmaceuticals, Inc.	—	*	170		3
Coherus Biosciences, Inc.	—	*	167		3
China Biologic Products Holdings, Inc.	—	*	147		3
PTC Therapeutics, Inc.	—	*	144		3
Amarin Corp. plc	1		137		2
AMAG Pharmaceuticals, Inc.	—	*	126		2
Novavax, Inc.	2		104		2
Achillion Pharmaceuticals, Inc.	—	*	91		2
Minerva Neurosciences, Inc.	—	*	81		1
Intrexon Corp.	—	*	79		1
Merrimack Pharmaceuticals, Inc.	—	*	76		1
Radius Health, Inc.	—	*	75		1
Celldex Therapeutics, Inc.	—	*	68		1
Advaxis, Inc.	—	*	64		1
Intercept Pharmaceuticals, Inc.	—	*	43		1
XBiotech, Inc.	—	*	41		1
Ophthotech Corp.	—	*	32		1
Sophiris Bio, Inc.	—	*	18		—	*
AquaBounty Technologies, Inc.	—	*	—	*	—	*
					$532

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$871,095	$—	$—
Short-Term Securities	—	48,998	—
Total	$871,095	$48,998	$—
Total Return Swaps	$—	$532	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$648,406

Gross unrealized appreciation	282,894
Gross unrealized depreciation	(11,207)

Net unrealized appreciation	$271,687

SCHEDULE OF INVESTMENTS Tax-Managed Equity Fund (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Cable & Satellite – 2.1%
Comcast Corp., Class A	225	$8,646

Footwear – 0.9%
NIKE, Inc., Class B	76	3,950

Home Improvement Retail – 2.3%
Home Depot, Inc. (The)	59	9,699

Internet & Direct Marketing Retail – 7.5%
Amazon.com, Inc.(A)	18	17,285
Expedia, Inc.	41	5,844
priceline.com, Inc.(A)	4	7,873

		31,002

Total Consumer Discretionary – 12.8%		53,297
Consumer Staples
Hypermarkets & Super Centers – 0.4%
Costco Wholesale Corp.	11	1,733

Packaged Foods & Meats – 0.6%
Blue Buffalo Pet Products, Inc.(A)	86	2,441

Personal Products – 1.6%
Estee Lauder Co., Inc. (The), Class A	62	6,697

Soft Drinks – 2.0%
Monster Beverage Corp.(A)	148	8,149

Tobacco – 1.9%
Philip Morris International, Inc.	71	7,882

Total Consumer Staples – 6.5%		26,902
Energy
Oil & Gas Equipment & Services – 2.5%
Halliburton Co.	223	10,255

Total Energy – 2.5%		10,255
Financials
Financial Exchanges & Data – 3.2%
CME Group, Inc.	97	13,120

Investment Banking & Brokerage – 0.7%
Goldman Sachs Group, Inc. (The)	13	3,107

Total Financials – 3.9%		16,227
Health Care
Biotechnology – 8.0%
ACADIA Pharmaceuticals, Inc.(A)	168	6,325
Alexion Pharmaceuticals, Inc.(A)	34	4,823
BioMarin Pharmaceutical, Inc.(A)	81	7,511
Celgene Corp.(A)	72	10,485
Incyte Corp.(A)	36	4,179

		33,323

Health Care Equipment – 4.2%
Danaher Corp.	134	11,495
Intuitive Surgical, Inc.(A)	6	5,961

		17,456

Pharmaceuticals – 2.2%
Bristol-Myers Squibb Co.	72	4,570
Jazz Pharmaceuticals plc(A)	31	4,563

		9,133

Total Health Care – 14.4%		59,912
Industrials
Aerospace & Defense – 2.3%
Boeing Co. (The)	11	2,796
Raytheon Co.	36	6,661

		9,457

Construction Machinery & Heavy Trucks – 2.9%
Caterpillar, Inc.	96	12,022

Industrial Machinery – 3.2%
Stanley Black & Decker, Inc.	87	13,134

Railroads – 1.2%
Union Pacific Corp.	43	4,964

Research & Consulting Services – 2.7%
Verisk Analytics, Inc., Class A(A)	138	11,455

Trucking – 2.8%
J.B. Hunt Transport Services, Inc.	104	11,575

Total Industrials – 15.1%		62,607
Information Technology
Application Software – 7.8%
Adobe Systems, Inc.(A)	90	13,426
salesforce.com, Inc.(A)	201	18,796

		32,222

Data Processing & Outsourced Services – 10.3%
FleetCor Technologies, Inc.(A)	63	9,812
MasterCard, Inc., Class A	76	10,702
PayPal, Inc.(A)	130	8,311
Visa, Inc., Class A	133	14,048

		42,873

Home Entertainment Software – 0.9%
Electronic Arts, Inc.(A)	30	3,542

Internet Software & Services – 7.8%
Alphabet, Inc., Class A(A)	18	17,561
Alphabet, Inc., Class C(A)	1	1,081
Facebook, Inc., Class A(A)	81	13,806

		32,448

Semiconductor Equipment – 2.1%
Lam Research Corp.	48	8,790

Systems Software – 8.2%
Microsoft Corp.	382	28,477
Red Hat, Inc.(A)	48	5,355

		33,832

Technology Hardware, Storage & Peripherals – 4.9%
Apple, Inc.	133	20,490

Total Information Technology – 42.0%		174,197
Real Estate
Specialized REITs – 2.0%
American Tower Corp., Class A	60	8,187

Total Real Estate – 2.0%		8,187

TOTAL COMMON STOCKS – 99.2%		$411,584
(Cost: $269,225)

SHORT-TERM SECURITIES	Principal

Master Note – 1.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10-4-17(B)	$4,777	4,777

TOTAL SHORT-TERM SECURITIES – 1.2%		$4,777
(Cost: $4,777)

TOTAL INVESTMENT SECURITIES – 100.4%		$416,361
(Cost: $274,002)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(1,793)

NET ASSETS – 100.0%		$414,568

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$411,584	$—	$—
Short-Term Securities	—	4,777	—
Total	$411,584	$4,777	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$274,002

Gross unrealized appreciation	142,933
Gross unrealized depreciation	(574)

Net unrealized appreciation	$142,359

SCHEDULE OF INVESTMENTS Value Fund (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Cable & Satellite – 2.5%
Comcast Corp., Class A	505	$19,432

General Merchandise Stores – 2.7%
Target Corp.	358	21,126

Home Improvement Retail – 2.7%
Lowe’s Co., Inc.	258	20,593

Housewares & Specialties – 2.3%
Newell Rubbermaid, Inc.	410	17,507

Total Consumer Discretionary – 10.2%		78,658
Consumer Staples
Drug Retail – 3.3%
CVS Caremark Corp.	317	25,770

Hypermarkets & Super Centers – 3.9%
Wal-Mart Stores, Inc.	383	29,928

Total Consumer Staples – 7.2%		55,698
Energy
Oil & Gas Equipment & Services – 2.8%
Baker Hughes, Inc.	595	21,770

Oil & Gas Refining & Marketing – 2.9%
Marathon Petroleum Corp.	402	22,516

Oil & Gas Storage & Transportation – 5.4%
Energy Transfer Partners L.P.	2,292	41,921

Total Energy – 11.1%		86,207
Financials
Asset Management & Custody Banks – 3.6%
State Street Corp.	292	27,907

Consumer Finance – 7.8%
Capital One Financial Corp.	370	31,290
Synchrony Financial	938	29,113

		60,403

Life & Health Insurance – 3.5%
MetLife, Inc.	466	24,214
MetLife, Inc.(A)	39	2,359

		26,573

Mortgage REITs – 2.7%
American Capital Agency Corp.	976	21,149

Multi-Line Insurance – 2.9%
American International Group, Inc.	366	22,444

Other Diversified Financial Services – 9.7%
Citigroup, Inc.	502	36,479
JPMorgan Chase & Co.	405	38,663

		75,142

Property & Casualty Insurance – 2.1%
Allstate Corp. (The)	178	16,351

Regional Banks – 3.0%
Fifth Third Bancorp	820	22,932

Total Financials – 35.3%		272,901
Health Care
Biotechnology – 3.3%
Amgen, Inc.	136	25,264

Health Care Facilities – 2.7%
HCA Holdings, Inc.(A)	259	20,582

Managed Health Care – 5.5%
Aetna, Inc.	135	21,403
Cigna Corp.	112	20,881

		42,284

Pharmaceuticals – 3.7%
Jazz Pharmaceuticals plc(A)	131	19,136
Teva Pharmaceutical Industries Ltd. ADR	564	9,930

		29,066

Total Health Care – 15.2%		117,196
Industrials
Electrical Components & Equipment – 2.7%
Eaton Corp.	274	21,040

Industrial Machinery – 2.8%
Timken Co. (The)	449	21,809

Total Industrials – 5.5%		42,849
Information Technology
Semiconductors – 2.8%
Micron Technology, Inc.(A)	550	21,632

Systems Software – 2.5%
Microsoft Corp.	262	19,501

Technology Hardware, Storage & Peripherals – 2.6%
Western Digital Corp.	230	19,872

Total Information Technology – 7.9%		61,005
Materials
Diversified Chemicals – 3.1%
Dow Chemical Co. (The)	351	24,321

Total Materials – 3.1%		24,321
Real Estate
Health Care REITs – 2.0%
Welltower, Inc.	215	15,124

Specialized REITs – 0.6%
Uniti Group, Inc.	344	5,045

Total Real Estate – 2.6%		20,169

TOTAL COMMON STOCKS – 98.1%		$759,004
(Cost: $610,922)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 2.3%
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
1.240%, 10-6-17	$5,000	4,999
Kroger Co. (The),
1.300%, 10-2-17	6,631	6,630
Virginia Electric and Power Co.,
1.560%, 10-12-17	6,000	5,997

		17,626

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.450%, 10-4-17(C)	17	17

TOTAL SHORT-TERM SECURITIES – 2.3%		$17,643
(Cost: $17,644)

TOTAL INVESTMENT SECURITIES – 100.4%		$776,647
(Cost: $628,566)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(3,211)

NET ASSETS – 100.0%		$773,436

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following written options were outstanding at September 30, 2017 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
MetLife, Inc.	N/A	Call	388	39	November 2017	$60.00	$39	$(103)
Wal-Mart Stores, Inc.	N/A	Put	1,041	104	October 2017	72.50	67	(27)
							$106	$(130)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$759,004	$—	$—
Short-Term Securities	—	17,643	—
Total	$759,004	$17,643	$—
Liabilities
Written Options	$130	$—	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$628,566

Gross unrealized appreciation	180,189
Gross unrealized depreciation	(32,108)

Net unrealized appreciation	$148,081

SCHEDULE OF INVESTMENTS Vanguard Fund (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Automobile Manufacturers – 2.0%
Ferrari N.V.	305	$33,653

Cable & Satellite – 2.0%
Comcast Corp., Class A	856	32,919

Home Improvement Retail – 4.2%
Home Depot, Inc. (The)	425	69,546

Internet & Direct Marketing Retail – 5.6%
Amazon.com, Inc.(A)	64	61,214
priceline.com, Inc.(A)	18	32,955

		94,169

Total Consumer Discretionary – 13.8%		230,287
Consumer Staples

Tobacco – 3.7%
Philip Morris International, Inc.	549	60,978

Total Consumer Staples – 3.7%		60,978
Energy

Oil & Gas Equipment & Services – 1.4%
Halliburton Co.	501	23,077

Total Energy – 1.4%		23,077
Financials

Financial Exchanges & Data – 4.9%
CME Group, Inc.	379	51,450
S&P Global, Inc.	191	29,869

		81,319

Investment Banking & Brokerage – 2.3%
Charles Schwab Corp. (The)	902	39,436

Total Financials – 7.2%		120,755
Health Care

Biotechnology – 6.5%
Alexion Pharmaceuticals, Inc.(A)	95	13,271
Celgene Corp.(A)	454	66,224
Vertex Pharmaceuticals, Inc.(A)	191	28,979

		108,474

Health Care Equipment – 4.4%
Danaher Corp.	284	24,319
Edwards Lifesciences Corp.(A)	202	22,072
Intuitive Surgical, Inc.(A)	25	26,461

		72,852

Pharmaceuticals – 0.6%
Bristol-Myers Squibb Co.	161	10,249

Total Health Care – 11.5%		191,575
Industrials

Aerospace & Defense – 4.5%
Lockheed Martin Corp.	158	48,995
Northrop Grumman Corp.	92	26,470

		75,465

Construction Machinery & Heavy Trucks – 2.1%
Caterpillar, Inc.	280	34,869

Electrical Components & Equipment – 0.5%
Rockwell Automation, Inc.	50	8,875

Industrial Machinery – 1.6%
Parker Hannifin Corp.	57	9,889
Stanley Black & Decker, Inc.	115	17,316

		27,205

Railroads – 1.7%
Union Pacific Corp.	239	27,763

Total Industrials – 10.4%		174,177

Information Technology

Application Software – 6.4%
Adobe Systems, Inc.(A)	353	52,586
salesforce.com, Inc.(A)	583	54,445

		107,031

Data Processing & Outsourced Services – 13.1%
FleetCor Technologies, Inc.(A)	74	11,391
MasterCard, Inc., Class A	564	79,566
PayPal, Inc.(A)	941	60,240
Visa, Inc., Class A	639	67,259

		218,456

Home Entertainment Software – 2.7%
Electronic Arts, Inc.(A)	381	44,922

Internet Software & Services – 9.3%
Alphabet, Inc., Class A(A)	50	48,589
Alphabet, Inc., Class C(A)	40	38,592
Facebook, Inc., Class A(A)	399	68,245

		155,426

Semiconductor Equipment – 5.2%
Applied Materials, Inc.	394	20,534
Lam Research Corp.	353	65,356

		85,890

Semiconductors – 2.8%
Microchip Technology, Inc.	513	46,092

Systems Software – 4.5%
Microsoft Corp.	1,002	74,661

Technology Hardware, Storage & Peripherals – 4.5%
Apple, Inc.	488	75,165

Total Information Technology – 48.5%		807,643
Real Estate

Specialized REITs – 0.9%
American Tower Corp., Class A	111	15,185

Total Real Estate – 0.9%		15,185

TOTAL COMMON STOCKS – 97.4%		$1,623,677
(Cost: $950,783)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 2.2%
BorgWarner, Inc., 1.380%, 10-5-17	$5,000	4,999
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.), 1.180%, 10-5-17	5,000	4,999
Northern Illinois Gas Co., 1.250%, 10-2-17	15,000	14,998
Rockwell Automation, Inc., 1.200%, 10-5-17	6,000	5,999
Sysco Corp., 1.350%, 10-2-17	5,524	5,523
		36,518

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10-4-17(C)	481	481

TOTAL SHORT-TERM SECURITIES – 2.2%		$36,999
(Cost: $37,002)

TOTAL INVESTMENT SECURITIES – 99.6%		$1,660,676
(Cost: $987,785)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		5,867

NET ASSETS – 100.0%		$1,666,543

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at September 30, 2017.

(C) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,623,677	$—	$—
Short-Term Securities	—	36,999	—
Total	$1,623,677	$36,999	$—

During the period ended September 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$987,785

Gross unrealized appreciation	674,590
Gross unrealized depreciation	(1,699)

Net unrealized appreciation	$672,891

CONSOLIDATED SCHEDULE OF INVESTMENTS Wilshire Global Allocation Fund (in thousands)	SEPTEMBER 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary
Leisure Facilities – 0.0%
COTA Racing & Entertainment LLC, Class B(A)	—	*	$—

Leisure Products – 0.1%
Media Group Holdings LLC, Series H(A)(B)(C)(D)(E)	73		341
Media Group Holdings LLC, Series T(A)(B)(C)(D)(E)	9		1,719

			2,060

Movies & Entertainment – 0.3%
Liberty Media Corp., Class C(A)(B)	153		5,762

Total Consumer Discretionary - 0.4%			7,822

TOTAL COMMON STOCKS – 0.4%			$7,822
(Cost: $74,013)

AFFILIATED MUTUAL FUNDS
Ivy Advantus Bond Fund, Class N	12,606		135,762
Ivy Apollo Strategic Income Fund, Class N	5,789		59,514
Ivy Core Equity Fund, Class N	4,820		78,619
Ivy Emerging Markets Equity Fund, Class N(A)	6,783		140,815
Ivy European Opportunities Fund, Class N	2,114		70,325
Ivy International Core Equity Fund, Class N	21,459		425,533
Ivy Large Cap Growth Fund, Class N	5,412		122,374
Ivy LaSalle Global Real Estate Fund, Class I	3,965		42,069
Ivy Mid Cap Growth Fund, Class N	1,403		34,916
Ivy Mid Cap Income Opportunities Fund, Class N	2,675		34,860
Ivy Pictet Emerging Markets Local Currency Debt Fund, Class N(A)	5,364		51,169
Ivy Pictet Targeted Return Bond Fund, Class N	8,388		84,971
Ivy PineBridge High Yield Fund, Class N	3,368		34,188
Ivy Small Cap Core Fund, Class N	1,276		25,913
Ivy Small Cap Growth Fund, Class N	1,085		26,258
Ivy Value Fund, Class N	4,998		117,614
Waddell & Reed Advisors Bond Fund, Class Y	9,455		59,281
Waddell & Reed Advisors Government Securities Fund, Class Y	29,439		159,851

TOTAL AFFILIATED MUTUAL FUNDS – 98.9%			$1,704,032
(Cost: $1,629,185)

Notes to Consolidated Schedule of Investments

CORPORATE DEBT SECURITIES	Principal

Consumer Discretionary
Leisure Facilities – 0.2%

Circuit of the Americas LLC, Series D, 0.000%, 12-31-20(F)	$7,285	3,104

Total Consumer Discretionary – 0.2%		3,104

TOTAL CORPORATE DEBT SECURITIES – 0.2%		$3,104
(Cost: $5,701)

SHORT-TERM SECURITIES
Commercial Paper(G) – 0.4%
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.), 1.251%, 10-5-17	3,000	2,999
J.M. Smucker Co. (The), 1.390%, 10-2-17	3,994	3,994

		6,993

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.450%, 10-4-17(H)	1,973	1,973

TOTAL SHORT-TERM SECURITIES – 0.5%		$8,966

(Cost: $8,966)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,723,924

(Cost: $1,717,865)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		388

NET ASSETS – 100.0%		$1,724,312

*	Not shown due to rounding.

(A) No dividends were paid during the preceding 12 months.

(B) Restricted securities. At September 30, 2017, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Liberty Media Corp., Class C	1-23-17	$153	$3,980	$5,762
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	73	50,896	341
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	9	19,137	1,719
			$74,013	$7,822

The total value of these securities represented 0.5% of net assets at September 30, 2017.

(C)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	Securities whose value was determined using significant unobservable inputs.

(F)	Zero coupon bond.

(G)	Rate shown is the yield to maturity at September 30, 2017.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$5,762	$2,060
Affiliated Mutual Funds	1,704,032	—	—
Corporate Debt Securities	—	3,104	—
Short-Term Securities	—	8,966	—
Total	$1,704,032	$17,832	$2,060

During the period ended September 30, 2017, securities totaling $13,397 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

BASIS FOR CONSOLIDATION OF THE WILSHIRE GLOBAL ALLOCATION FUND

WRA ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Wilshire Global Allocation Fund (referred to as “the Fund” in this subsection). The Company acts as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Company. A subscription agreement was entered into between the Fund and the Company comprising the entire issued share capital of the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2017 of the Company to the Fund (amounts in thousands).

Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Company Net Assets	Percentage of Fund Net Assets
WRA ASF III (SBP), LLC	4-9-13	4-23-13	1,724,312	2,148	0.12%

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,717,865

Gross unrealized appreciation	76,925
Gross unrealized depreciation	(70,866)

Net unrealized appreciation	$6,059

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By:	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: November 29, 2017

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 29, 2017